                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21238

                        PIMCO Corporate Opportunity Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: November 30

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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PIMCO Corporate Opportunity Fund
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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                                       Exchange                  Security
                                        Ticker                    Holder
        Security Issuer Name            Symbol   Cusip or Isin  Meeting Date                      Matter Voted On
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------

        HEALTHSOUTH CORP SR              N/A      421924AZ4          N/A       Consent to the proposed amendments in the Indenture
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
  SOUTHERN STAR CENT GAS PIPELINE        N/A      96949QAA2          N/A       Consent to the proposed amendments in the Indenture
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
    REYNOLDS AMERICAN INC HOLDCO         N/A      76182KAN5          N/A       Consent to the proposed amendments in the Indenture
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
       EL PASO CORP / COASTAL            NA       190441AT2          NA                 Consent to the proposed amendments
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
       EL PASO CORP / COASTAL            NA       190441BF1          NA                 Consent to the proposed amendments
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
     SALTON SEA FUNDING CO GTD           N/A      795770AK2          N/A       Consent to the proposed amendments to Indenture
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
  NEXTEL COMM SR NT***EXCHANGE****       N/A      65332VBD4          N/A       Consent to the proposed amendments in the Indenture
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
   NEXTEL COMM SR NT **EXCHANGE**        N/A      65332VBE2          N/A       Consent to the proposed amendments in the Indenture
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
      CAESARS ENTERTAINMENT SR           N/A      700690AE0          NA                 Consent to the proposed amendments
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
     CAESARS ENTERTAINMENT SUB           N/A      700690AJ9          NA                 Consent to the proposed amendments
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------
     CAESARS ENTERTAINMENT SUB           N/A      700690AH3          NA                 Consent to the proposed amendments
------------------------------------- ---------- ------------- -------------- ------------------------------------------------------

                                                                             Vote Cast
                                      Proposal by                Voting      "For" or
                                       Issuer or              Result: For,   "Against"
                                       Security      Vote       Against,     Management
       Security Issuer Name             Holder    Cast(Y/N?)    Abstain    or "Abstain"
-----------------------------------  ------------ ---------- ------------ -------------

       HEALTHSOUTH CORP SR              Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
 SOUTHERN STAR CENT GAS PIPELINE        Issuer        Y           For          For

-----------------------------------  ------------ ---------- ------------ -------------
   REYNOLDS AMERICAN INC HOLDCO         Issuer        Y           For          For

-----------------------------------  ------------ ---------- ------------ -------------
      EL PASO CORP / COASTAL            Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
      EL PASO CORP / COASTAL            Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
    SALTON SEA FUNDING CO GTD           Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
 NEXTEL COMM SR NT***EXCHANGE****
                                        Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
  NEXTEL COMM SR NT **EXCHANGE**
                                        Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
     CAESARS ENTERTAINMENT SR           Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
    CAESARS ENTERTAINMENT SUB           Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------
    CAESARS ENTERTAINMENT SUB           Issuer        Y           For          For
-----------------------------------  ------------ ---------- ------------ -------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Corporate Opportunity Fund

By (Signature and Title)* /s/ Thomas J. Fuccillo
                         ---------------------------
                         Thomas J. Fuccillo, Secretary

Date   August 28, 2006